OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2017
Payables and Accruals [Abstract]
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES
NOTE 5:-	OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES

	December 31,
	2017	2016

Employees and related accruals	$1,673	$2,074
Accrual for withholding taxes and royalties payments related to Milestone payments from Bayer	-	4
Accrued expenses	1,076	1,388

	$2,749	$3,466